Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Fair value model [member]
		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
At beginning of year		RM 38,368,829	$ 8,582,863	RM 12,819,747
Addition		213,286,384	47,710,805	50,492,301
Reclassification from subsidiary to investment, FVOCI		320,030	71,589
Disposals		(77,345,259)	(17,301,642)	(27,423,012)
Fair value adjustment		(45,581,548)	(10,196,302)	2,378,581
Currency realignment		(1,429,774)	(319,831)	101,212
At end of year		127,618,662	$ 28,547,482	38,368,829
Total		4,036,772		36	$ 903,000
Financial assets measured at fair value through other comprehensive income		127,618,662		38,368,829	28,547,482
Treasure Global Inc. [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total		1		36
Founder Group Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total		4,036,771			903,000
GlobexUS Holdings Corp [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[1]	6,705,600		6,883,950	1,500,000
Sagtec Global Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[2]	7,546,035		7,746,738	1,688,000
YY Group Holding Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[3]			23,738,105
Reveillon Group Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[4]	108,883,214			24,356,482
Elmu Group [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[5]	1
Marvis Inc [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[6]	447,040			100,000
Unlisted equity securities [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total		RM 123,581,890		RM 38,368,793	$ 27,644,482

[1]	In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at US$ 1,500,000.
[2]	In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 1,600,000.
[3]	(3) In December 2023, the Company acquired approximately 4.9%, or 1,631,700 ordinary shares, in YY Group Holding Limited, valued at US$ 4,895,100. On April 29, 2024, YY Group Holding Limited was successfully listed on Nasdaq Capital Market. As a result, the investment was reclassified from unquoted security to a quoted security, and the Company subsequently revalued the shares to reflect the market price. In September 2024, the Company disposed of its entire investment in YY Group Holding Limited to a third party, resulting in a loss on investment of US$ 157,279.
[4]	In December 2024, the Company acquired approximately 32%, or 8,118,827 ordinary shares, in Reveillon Group Limited, an entity incorporated in the British Virgin Islands, valued at US$ 24,356,481.
[5]	On April 1, 2024, the Company reduced its ownership interest in Elmu Education Group Sdn. Bhd., reducing its stake from 70% to 20%, which resulted in a loss of control over Elmu Education Group Sdn. Bhd. and its subsidiaries (“Elmu Group”). Consequently, the Group ceased consolidating Elmu Group beginning April 1, 2024. For the financial year ended December 31, 2024, the Company assessed its fair value for investment in Elmu Group, and identified a significant decline in the fair value of Elmu Group due to deteriorating financial performance. As a result, fair value loss of RM 319,999 (USD71,582) was recognized in the consolidated statement of comprehensive income and profit and loss.
[6]	On December 20, 2024, the Company acquired approximately 0.3% of ownership interest in Marvis Inc, an entity incorporated in Delaware, valued at US$ 100,000.